SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Nov. 30, 2023	Nov. 30, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 11,902,744	$ 10,593,274
Less: accumulated depreciation	862,970	591,131
Property and equipment, net	11,039,774	10,002,143
Land [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,382,782	3,590,639
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,836,912	3,011,228
Property and equipment, net	6,270,000	6,800,000
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,376,354	1,406,457
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,366,306	1,594,738
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	601,791	680,935
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	92,532	54,981
Software Development [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 246,067	$ 254,296